Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,600,844.80
Previously Paid Amount	0.00
Total Fee Amount	911.58
Total Offset Amount	0.00
Net Fee	$ 911.58
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A